Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Compensation and benefits	$39,344	$817,656
Deferred rent	30,354	40,475
Professional fees	163,500	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$240,049	$864,983